UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue
         Morristown, NJ  07960

13F File Number:  028-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

 /s/   Roderick McRae III     Morristown, NJ     April 12, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    63

Form 13F Information Table Value Total:    $143,142 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      864    14100 SH       SOLE                        0        0    14100
ACCENTURE PLC IRELAND          SHS CLASS A      g1151c101     4886    75750 SH       SOLE                        0        0    75750
AMGEN INC                      COM              031162100      243     3570 SH       SOLE                        0        0     3570
APPLE INC                      COM              037833100     1916     3195 SH       SOLE                        0        0     3195
AT&T INC                       COM              00206r102     3608   115527 SH       SOLE                        0        0   115527
AUTOMATIC DATA PROCESSING IN   COM              053015103      331     6000 SH       SOLE                        0        0     6000
BANK OF NEW YORK MELLON CORP   COM              064058100      440    18235 SH       SOLE                        0        0    18235
BARD C R INC                   COM              067383109     5524    55960 SH       SOLE                        0        0    55960
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      217     3550 SH       SOLE                        0        0     3550
CELGENE CORP                   COM              151020104      845    10900 SH       SOLE                        0        0    10900
CENTURYLINK INC                COM              156700106      309     8000 SH       SOLE                        0        0     8000
CHEVRON CORP NEW               COM              166764100      295     2751 SH       SOLE                        0        0     2751
CHUBB CORP                     COM              171232101      228     3302 SH       SOLE                        0        0     3302
CISCO SYS INC                  COM              17275r102     5820   275165 SH       SOLE                        0        0   275165
COCA COLA CO                   COM              191216100      311     4200 SH       SOLE                        0        0     4200
CONOCOPHILLIPS                 COM              20825c104     3884    51100 SH       SOLE                        0        0    51100
COSTCO WHSL CORP NEW           COM              22160k105      215     2367 SH       SOLE                        0        0     2367
DANAHER CORP DEL               COM              235851102     1151    20550 SH       SOLE                        0        0    20550
DEVON ENERGY CORP NEW          COM              25179m103     3997    56200 SH       SOLE                        0        0    56200
E M C CORP MASS                COM              268648102     6197   207380 SH       SOLE                        0        0   207380
EATON CORP                     COM              278058102     5374   107855 SH       SOLE                        0        0   107855
EXXON MOBIL CORP               COM              30231g102     3303    38088 SH       SOLE                        0        0    38088
GENERAL ELECTRIC CO            COM              369604103      945    47071 SH       SOLE                        0        0    47071
HANSEN MEDICAL INC             COM              411307101       39    12860 SH       SOLE                        0        0    12860
HEINZ H J CO                   COM              423074103      479     8950 SH       SOLE                        0        0     8950
ILLINOIS TOOL WKS INC          COM              452308109     3852    67435 SH       SOLE                        0        0    67435
INTEL CORP                     COM              458140100     1240    44120 SH       SOLE                        0        0    44120
INTERNATIONAL BUSINESS MACHS   COM              459200101     7593    36390 SH       SOLE                        0        0    36390
INTUITIVE SURGICAL INC         COM NEW          46120e602     1018     1880 SH       SOLE                        0        0     1880
ITRON INC                      COM              465741106     2689    59225 SH       SOLE                        0        0    59225
JOHNSON & JOHNSON              COM              478160104     2240    33964 SH       SOLE                        0        0    33964
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      314     3800 SH       SOLE                        0        0     3800
LIFE TECHNOLOGIES CORP         COM              53217v109     4660    95450 SH       SOLE                        0        0    95450
LOWES COS INC                  COM              548661107     4954   157875 SH       SOLE                        0        0   157875
MEDTRONIC INC                  COM              585055106     4190   106920 SH       SOLE                        0        0   106920
MERCK & CO INC NEW             COM              58933y105      626    16300 SH       SOLE                        0        0    16300
MICROSOFT CORP                 COM              594918104     5393   167203 SH       SOLE                        0        0   167203
NEWMONT MINING CORP            COM              651639106     1351    26360 SH       SOLE                        0        0    26360
NEXTERA ENERGY INC             COM              65339f101      202     3300 SH       SOLE                        0        0     3300
NIKE INC                       CL B             654106103      331     3050 SH       SOLE                        0        0     3050
NUANCE COMMUNICATIONS INC      COM              67020y100     5252   205300 SH       SOLE                        0        0   205300
OCZ TECHNOLOGY GROUP INC       COM              67086e303      248    35500 SH       SOLE                        0        0    35500
OMNICOM GROUP INC              COM              681919106     4934    97410 SH       SOLE                        0        0    97410
PEPSICO INC                    COM              713448108     6207    93548 SH       SOLE                        0        0    93548
PHILIP MORRIS INTL INC         COM              718172109      204     2300 SH       SOLE                        0        0     2300
PITNEY BOWES INC               COM              724479100     2949   167750 SH       SOLE                        0        0   167750
PPG INDS INC                   COM              693506107      331     3450 SH       SOLE                        0        0     3450
PROCTER & GAMBLE CO            COM              742718109      449     6675 SH       SOLE                        0        0     6675
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      206     2933 SH       SOLE                        0        0     2933
SANDRIDGE ENERGY INC           COM              80007p307      388    49500 SH       SOLE                        0        0    49500
SCANA CORP NEW                 COM              80589m102      675    14800 SH       SOLE                        0        0    14800
SCHLUMBERGER LTD               COM              806857108      224     3200 SH       SOLE                        0        0     3200
SOUTHERN CO                    COM              842587107     1591    35400 SH       SOLE                        0        0    35400
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      154    10000 SH       SOLE                        0        0    10000
TARGET CORP                    COM              87612e106     5274    90515 SH       SOLE                        0        0    90515
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5300   117620 SH       SOLE                        0        0   117620
THERMO FISHER SCIENTIFIC INC   COM              883556102      284     5029 SH       SOLE                        0        0     5029
TIFFANY & CO NEW               COM              886547108      364     5267 SH       SOLE                        0        0     5267
TRAVELERS COMPANIES INC        COM              89417e109     5887    99448 SH       SOLE                        0        0    99448
UNITED TECHNOLOGIES CORP       COM              913017109     2023    24388 SH       SOLE                        0        0    24388
US BANCORP DEL                 COM NEW          902973304     2409    76050 SH       SOLE                        0        0    76050
VERIZON COMMUNICATIONS INC     COM              92343v104      283     7400 SH       SOLE                        0        0     7400
WELLS FARGO & CO NEW           COM              949746101     5432   159113 SH       SOLE                        0        0   159113